Expense Example	Feb. 26, 2025 USD ($)
Intech S&P Large Cap Diversified Alpha ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Intech S&P Small-Mid Cap Diversified Alpha ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 113